Other income	12 Months Ended
Dec. 31, 2017
Other income
Other income

24.         Other income

Other income, net, consists of the following:

	Year ended December 31,
	2017		2016		2015
Gain on sale of equipment	Ps.	(1,340)	Ps.	(22,250)	Ps.	(140)
Insurance recovery		(40)		—		(6,790)
	Ps.	(1,380)	Ps.	(22,250)	Ps.	(6,930)